Annual Total Returns - StrategicAdvisersFidelityUSTotalStockFund-PRO - StrategicAdvisersFidelityUSTotalStockFund-PRO - Strategic Advisers Fidelity U.S. Total Stock Fund	Jul. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Mar. 20, 2018
Strategic Advisers Fidelity U.S. Total Stock Fund
Bar Chart Table:
Annual Return 2019	30.00%
Annual Return 2020	22.18%
Annual Return 2021	25.34%
Annual Return 2022	(17.95%)
Annual Return 2023	26.72%